Warrant Liability	12 Months Ended
Dec. 31, 2023
Warrant Liability [Abstract]
WARRANT LIABILITY

20. WARRANT LIABILITY

On September 20, 2023, Greenfire issued 5,000,000 warrants to GRI common shareholders, bond warrant holders and performance warrant holders (the “New Greenfire Warrants”). The New Greenfire Warrants expire 5 years after issuance and entitle the holder of each warrant to purchase one common share of Greenfire at a price of US$11.50. Greenfire, can at its option, require the holder of the New Greenfire Warrants to exercise on a cashless basis. The 5,000,000 New Greenfire Warrants issued to the former GRI common shareholders and bondholders are to be treated as a derivative financial liability in accordance with IFRS 9 – Financial Instruments and were measured at fair value in accordance with IFRS 13 – Fair Value Measurement. These New Greenfire Warrants had a fair value of $35.6 million at the date of issuance and were recorded as a liability with a corresponding amount booked to retained earnings. The New Greenfire Warrants will be reassessed at the end of each reporting period with subsequent changes in fair value being recognized through the statement of comprehensive income (loss).

In addition, Greenfire as part of the De-Spac Transaction assumed and exchanged 2,526,667 MBSC Class B Private Warrants for 2,526,667 New Greenfire Warrants. The New Greenfire Warrants issued to the MBSC Class B warrant holders were deemed to be an exchange of two financial liabilities at fair value. The fair value of the MBSC Class B Private Warrants was $18.0 million. Both sets of warrants have an exercise price of US$11.50 with both underlying securities trading at or valued at a similar price. As both sets of warrants are deemed to be economically equivalent, no gain or loss was recorded on the exchange. The exchanged warrants will be reassessed at the end of each reporting period with subsequent changes in fair value being recognized through the statement of comprehensive income (loss).

On December 31, 2023, the 7,526,667 outstanding New Greenfire Warrants were revalued based on the closing share price of US$4.86 per common share of Greenfire During the year ended December 31, 2023, the fair value of the warrant liability decreased by $35.0 million. The following table reconciles the warrant liability.

	Year ended December 31, 2023		Year ended December 31, 2022
($ thousands)	Number of Warrants	Amount	Number of Warrants	Amount
Balance, beginning of year	-	$-	-	$-
Warrants issued	5,000,000	35,644	-	-
MBSC warrants converted	2,526,667	17,959
Change in fair value	-	(34,973)	-	-
Balance, end of period	7,526,667	$18,630	-	$-
Common shares issuable on exercise	7,526,667	-	-	-

The fair value of each warrant was estimated on its grant date using the Black Scholes Merton valuation model with the following assumptions:

2023 Assumptions
Average risk-free interest rate	4.2%
Average expected dividend yield	-
Average expected volatility (1)	70%
Average expected life (years)	5

(1)	Expected volatility has been based on historical share volatility of similar market participants